Cover	Jun. 03, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2021
Entity File Number	001-35808
Entity Registrant Name	READY CAPITAL CORPORATION
Entity Central Index Key	0001527590
Entity Tax Identification Number	90-0729143
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1251 Avenue of the Americas
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	257-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RC
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.625% Series B Cumulative Preferred Stock, $0.0001 par share
Trading Symbol	RC PRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	6.25% Series C Cumulative Convertible Preferred Stock, $0.0001 par share
Trading Symbol	RC PRC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.625% Series D Cumulative Redeemable Preferred Stock, $0.0001 par share
Trading Symbol	RC PRD
Security Exchange Name	NYSE
Convertible Notes Payable [Member]
Document Information [Line Items]
Title of 12(b) Security	7.00% Convertible Senior Notes due 2023
Trading Symbol	RCA
Security Exchange Name	NYSE
6.20% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.50% Senior Notes due 2021
Trading Symbol	RCP
Security Exchange Name	NYSE
5.75% Senior Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.20% Senior Notes due 2026
Trading Symbol	RCB
Security Exchange Name	NYSE